Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Purchase of property and equipment and intangible assets from YY		$ 10,880	¥ 74,804	¥ 37,167	¥ 3
Cash paid to purchase short-term deposits together with YY		$ 0	0	7,096	0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share-based compensation expenses				10,170
YY Inc [Member]
Related Party Transaction [Line Items]
Cash collected by YY as a payment platform for Huya (Note 1(b))			4,081,696	2,352,528
Operation support services	[1]		44,523	151,216
Purchase of services by YY on behalf of Huya (Note 1(b))			37,408	155,249
Cash received in connection with purchasing short-term deposits together with YY			7,096
Purchase of property and equipment and intangible assets from YY			6,422	733	12,491
Share-based compensation expenses			5,833	10,465	52,098
Advertising revenue			1,955	468
Net increase in Parent Company investment through contributed service				164,913	422,773
Capital contribution from VIE of YY				100,000	100,000
Deemed contribution from YY (Note 1(b))				20,000
Cash paid to purchase short-term deposits together with YY				7,096
Costs and expenses allocated from YY, excluding the share-based compensation costs and expenses related to YY's Share-based Awards					217,107
Deposits received from content providers by YY on behalf of Huya					¥ 3,221
Others			1,423	849
YY Inc [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share-based compensation expenses				¥ 10,170
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Operation support services	[2]		106,547
Purchase of copyrights for live streaming from Tencent			88,075
Advertising revenue			14,345
Market promotion expenses charged by Tencent			¥ 2,174

[1]	Purchases of services from YY are mutually agreed with reference to the cost and market price of the services.
[2]	Operation support services mainly consist of bandwidth and payment handling services which are charged at the market price.